Note 20 - Segment Information - Revenue from External Customer (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 11,039,245	$ 9,358,028
AUSTRALIA
Total revenue	4,823,076	4,978,712
UNITED STATES
Total revenue	1,913,892	1,387,556
Europe [Member]
Total revenue	2,295,455	2,841,678
Other Countries [Member]
Total revenue	$ 2,006,822	$ 150,082